SHARE-BASED COMPENSATION ARRANGEMENTS (Details 1)	12 Months Ended
	Dec. 31, 2022 Year $ / shares	Dec. 31, 2021 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value in USD		$ 4.3
Share price (on grant date) (in USD)	$ 7.1	10.09
Exercise price (in USD)	$ 7.22	$ 10.76
Expected volatility (weighted average)	60.00%	60.00%
Expected life (weighted average) | Year		3.75
Expected dividends	0.00%	0.00%
Risk-free interest rate	2.15%	0.54%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value in USD	$ 3.13
Expected life (weighted average) | Year	3.5
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value in USD	$ 3.24
Expected life (weighted average) | Year	3.8